Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information [Abstract]
SEGMENT INFORMATION
16.	SEGMENT INFORMATION

The Company acquired six companies between January 1, 2012 and December 31, 2013.  With each acquisition, the Company evaluated the newly-acquired company’s sources of revenues and costs of revenues.  The Company assessed each individual subsidiary's gross margin and determined that one distinct operating segment existed as of December 31, 2012.  Due to continued expansion in 2013, the Company evaluated its recent acquisitions and their impact upon the segments structure as of December 31, 2013.  The Company has determined that its two reportable segments are specialty contracting services and telecommunications staffing services.

The Company identified its operating segments based on the services provided by its various operations and the financial information used by its chief operating decision maker to make decisions regarding the allocation of resources to and the financial performance of the operating segments.  The reporting segments represent an aggregation of individual operating segments with similar economic characteristics.  The specialty contracting services segment is an aggregation of the operations of Tropical, RM Leasing, T N S and AWS.  The telecommunications staffing services segment is an aggregation of the operations of ADEX.

In addition to the two operating segments, the Company has determined that certain costs related to the general operations of the Company cannot be reasonably allocated to each individual segment. These costs are not part of the factors that the chief operating decision maker uses to calculate gross margin.  As such, the Company has chosen to present those costs within a general “Corporate” line item for presentation purposes.

The information presented below presents various segment information as it would have been stated if the Company operated as two distinct segments as of December 31, 2013 and 2012.

Segment information relating to the Company's results of continuing operations was as follows:

	Year ended December 31,
	2013		2012
Revenue by Segment
Specialty contracting services		$18,224,317		$6,513,763
Telecommunication staffing services		33,183,227		10,575,786
Total	$51,407,544		$17,089,549

Operating Income (Loss) by Segment
Specialty contracting services		$2,427,369		$(699,459)
Telecommunication staffing services		1,069,808		820,375
Corporate		(9,837,945)		(2,929,373)
Total		$(6,340,768)		$(2,808,457)

Total Assets by Segment
Specialty contracting services		$21,341,243		$16,933,296
Telecommunication staffing services		22,277,926		23,809,382
Corporate		17,070,887		2,573,586
Total		$60,690,056		$43,316,264

Gross Profit
Specialty contracting services		$7,253,636		$2,784,764
Telecommunication staffing services		6,873,864		2,336,570
Total		$14,127,500		$5,121,334

	Year ended December 31, 2013
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$15,324,300	$2,900,017	$18,224,317
Telecommunication staffing services	32,004,663	1,178,564	33,183,227
Total	$47,328,963	$4,078,581	$51,407,544

	Year ended December 31, 2012
	Domestic	Foreign	Total
Revenues by Segment by Geographic Region
Specialty contracting services	$6,513,763	$-	$6,513,763
Telecommunication staffing services	9,688,861	886,925	10,575,786
Total	$16,202,624	$886,925	$17,089,549

	Year ended December 31, 2013
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$1,509,090	$918,279	$2,427,369
Telecommunication staffing services	880,695	189,113	1,069,808
Corporate	(9,837,945)	-	(9,837,945)
Total	$(7,448,160)	$1,107,392	$(6,340,768)

	Year ended December 31, 2012
	Domestic	Foreign	Total
Operating Income (Loss) by Segment by Geographic Region
Specialty contracting services	$(699,459)	$-	$(699,459)
Telecommunication staffing services	605,232	215,143	820,375
Corporate	(2,929,373)	-	(2,929,373)
Total	$(3,023,600)	$215,143	$(2,808,457)

	Year ended December 31, 2013
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$6,175,755	$1,077,881	$7,253,636
Telecommunication staffing services	6,649,557	224,307	6,873,864
Total	$12,825,312	$1,302,188	$14,127,500

	Year ended December 31, 2012
	Domestic	Foreign	Total
Gross Profit by Segment by Geographic Region
Specialty contracting services	$2,784,764	$-	$2,784,764
Telecommunication staffing services	2,095,567	241,003	2,336,570
Total	$4,880,331	$241,003	$5,121,334

For the year ended December 31, 2013, revenues from the largest customer of the specialty contracting services and telecommunications staffing services segments was $3.8 million and $21.1 million, respectively, which represented 7% and 41%, respectively, of the Company’s consolidated revenue.